Discontinued Operations and Deconsolidation	12 Months Ended
Dec. 31, 2025
Discontinued Operations and Deconsolidation [Abstract]
DISCONTINUED OPERATIONS AND DECONSOLIDATION

NOTE 3 — DISCONTINUED OPERATIONS AND DECONSOLIDATION

In accordance with ASC 205-20 Presentation of Financial Statements: Discontinued Operations, a disposal of a component of an entity or a group of components of an entity is required to be reported as discontinued operations if the disposal represents a strategic shift that has (or will have) a major impact on an entity’s operations and financial results when the components of an entity meets the criteria in ASC paragraph 205-20-45-10. In the period in which the component meets the held for sale or discontinued operations criteria the major assets, other assets, current liabilities and non-current liabilities shall be reported as a component of total assets and liabilities separate from those balances of the continuing operations. At the same time, the results of all discontinued operations, less applicable income taxes (benefit), shall be reported as components of net income (loss) separate from the income (loss) of continuing operations.

Disposition of a Subsidiary:

On December 22, 2025, the Company and Hua Chen Intelligent Technology Co., Limited, a company formed under the laws of Hong Kong and a subsidiary of the Company (the “Target”) entered into a share purchase agreement (the “Agreement”) with an unrelated third party, Chen Yi San (the “Buyer”). Pursuant to the Agreement, the Company agreed to sell and the Buyer agreed to purchase all the issued and outstanding shares of the Target at a purchase price of $50,000, which sale includes the sale of the Target’s subsidiaries, including Huachen AI Technology (Zhejiang) Co., Ltd., Zhejiang Huachen Technology Co., Ltd., Shanghai Tiandidaochuan Parking Equipment Manufacturing Co., Ltd., Zhejiang Tiandidaochuan Parking Equipment Co., Ltd., Shanghai Tiandiricheng Parking Lots Management Co., Ltd., Shanghai Yufeng Information Technology Co., Ltd., Shanghai Tiandi Puji Parking Management Co., Ltd. Shanghai Tiandidaochuan Parking Equipment Installation Co., Ltd., and Zhejiang Xinfeng Trade Co., Ltd. Except as a party to the Agreement, the Buyer has no current or prior relationship with the Company and has no family relationship with any of the Company’s directors or officers.

The subsidiary comprises our market development and clinical-related business operating segment. As a result of the planned disposition of the subsidiary, the market development and clinical-related business operating segment meets the held for sale criteria of ASC 205-20. Accordingly, the historical results of operations of the market development and clinical-related business operating segment has been reflected as discontinued operations in our consolidated financial statement for all periods prior to the Agreement on December 22, 2025.

As a result of the sale of the subsidiary completed during the period ended December 31, 2025, the Company deconsolidated the subsidiary as of December 31, 2025. Therefore, the Company reported no assets or liabilities of the subsidiary as of December 31, 2025 and recognized a net loss on deconsolidation of $22,119,583, which has been reflected as a component of other (expense) income on the accompanying consolidated statements of operations and comprehensive income (loss).

Summary Reconciliation of Discontinued Operations

The following tables present the balance sheets and the results of operations of the Company classified as discontinued operations for the periods presented:

	As of December 31, 2025	As of December 31, 2024
	US$	US$
ASSETS
CURRENT ASSETS:
Cash and cash equivalents	$-	$28,145
Accounts receivable, net	-	19,498,525
Other receivables - related parties	-	1,204,797
Other receivables, net	-	3,857,418
Prepayments	-	8,650,189
Inventories, net	-	1,427,716
TOTAL CURRENT ASSETS	-	34,666,790

Plant and equipment, net	-	8,904,131
Right-of-use asset, net	-	13,826
Deferred tax assets	-	187,392
Land-use rights, net	-	2,068,275
Intangible assets, net	-	11,849
TOTAL NON-CURRENT ASSETS	-	11,185,473
TOTAL ASSETS	$-	$45,852,263

CURRENT LIABILITIES:
Short-term bank loans	$-	$8,624,210
Accounts payable	-	2,680,301
Accrued liabilities and other payables	-	929,387
Deposit received	-	29,275
Taxes payable	-	842,332
Other payables - related parties	-	101,380
Lease liability	-	14,770
TOTAL CURRENT LIABILITIES	-	13,221,655

Long-term bank loan	-	2,920,942
Long-term account payable	-	1,654,129
TOTAL NON-CURRENT LIABILITIES	-	4,575,071
TOTAL LIABILITIES	-	17,796,726

SHAREHOLDERS’ EQUITY
Additional paid-in capital	-	3,862,919
Retained earnings	-	16,952,112
Accumulated other comprehensive loss	-	(4,792,129)
TOTAL HUACHEN CAYMAN SHAREHOLDERS’ EQUITY	-	16,022,902
Non-controlling interest	-	12,032,635
TOTAL SHAREHOLDERS’ EQUITY	-	28,055,537

TOTAL LIABILITIES AND SHAREHOLDERS’ EQUITY	$-	$45,852,263
	For the Years Ended December 31,
	2025	2024	2023
REVENUE
Revenue	$8,319,958	$40,944,770	34,279,022

Total revenue	8,319,958	40,944,770	34,279,022

COST OF REVENUE AND RELATED TAX	5,606,134	35,226,302	28,072,748

GROSS PROFIT	2,713,824	5,718,468	6,206,274

OPERATING EXPENSES
Selling and marketing expenses	489	172,677	159,303
General and administrative expenses	1,278,226	2,830,090	2,991,355
Research and development expenses	43,860	378,793	457,523
Total operating expenses	1,322,575	3,381,560	3,608,181

INCOME FROM OPERATIONS	1,391,249	2,336,908	2,598,093

OTHER INCOME (EXPENSE)

Interest expense, net	(22,494)	(608,851)	(815,657)
Other income, net	56,376	183,866	234,884
Total other income(expense), net	33,882	(424,985)	(580,773)
INCOME BEFORE INCOME TAX PROVISION	1,425,131	1,911,923	2,017,320

INCOME TAXE EXPENSE	6	322,414	1,220

INCOME FROM DISCONTINUED OPERATIONS	1,425,125	1,589,509	2,016,100

Net income attributable to the noncontrolling interest	331,626	15,880	195,140

Net income attributable to common shareholders	1,093,499	1,573,629	1,820,960
OTHER COMPREHENSIVE INCOME
Foreign currency translation loss	(4,792,129)	(395,067)	(1,770,360)
Other comprehensive loss, net of tax	(4,792,129)	(395,067)	(1,770,360)
TOTAL COMPREHENSIVE (LOSS) INCOME FROM DISCONTINUED OPERATIONS	(3,367,004)	$1,194,442	245,740